CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating activities:
Net loss	$ (4,378,927)	$ (6,960,964)	$ (14,025,466)	$ (22,089,282)
Adjustments to reconcile net income (loss) to net cash
Depreciation	1,129,556	1,159,288	2,557,714	2,262,855
Accretion expense	895,524	841,767	1,791,051	1,664,774
Loss on reclamation settlements		(251,852)		(71,245)
Assumption of note payable in reverse merger		50,000	50,000
Gain on cancelation of debt	(315,000)
Recovery of previously impaired receipts	(92,573)	(123,917)	(387,427)
Amortization of debt discount and debt issuance costs	126,529	55,721	477,056	9,406
Impairment (recovery) of advances receivable			(387,427)	510,902
Impairment of related party note receivable			250,000
Stock compensation expense			50,000	88,675
Change in current assets and liabilities:
Accounts receivable	102,134	2,320,358	882,637	(2,753,199)
Inventory	548,752		(615,096)
Prepaid expenses and other assets	(323,924)	205,250		920
Restricted cash used to pay interest expense			14,981	13,984
Accounts payable	(369,510)	1,988,336	3,096,351	2,196,060
Funds held for others	(58,776)	89,000
Accrued expenses				12,340,615
Accrued interest	254,774	60,000	213,625	122,945
Reclamation liability settlements		(530,759)		(256,892)
Cash used in operating activities	(2,481,441)	(594,068)	(5,644,574)	(5,816,992)
Cash Flows from Investing activities:
Note receivable				(4,117,139)
Increase in restricted cash			(57,841)	(116,115)
Restricted cash used to pay down debt			65,604	54,421
Advances made in connection with management agreement	(99,582)	(75,000)	(77,800)	(1,845,902)
Advance repayment in connection with management agreement	192,155		625,227	1,175,000
Cash paid for PPE, net		(30,802)	(173,432)	(34,200)
Cash received from acquisitions, net of $0 and $100 cash paid				5,315,700
Cash provided by (used in) investing activities	92,573	(105,802)	381,758	431,765
Cash Flows from Financing activities:
Principal payments on long term debt	(1,147,974)	(144,833)	(392,002)	(303,706)
Proceeds from long term debt	4,281,965	200,000	4,440,000	4,857,391
Proceeds from related party			50,000
Net (payments) proceeds from factoring agreement	(191,623)	(277,264)	(32,985)	1,616,067
Proceeds from private placements			600,000
Proceeds from sale of series B preferred equity		600,000
Cash provided by financing activities	2,942,368	377,903	4,665,013	6,169,752
Increase(decrease) in cash	553,500	(321,967)	(597,803)	784,525
Cash, beginning of year	186,722	784,525	784,525
Cash, end of year	692,837	373,190	186,722	784,525
Cash and restricted cash, beginning of period	385,665	925,627	925,627
Cash and restricted cash, end of period	939,165	603,660	385,665	925,627
Supplemental Information
Assumption of net assets and liabilities for asset acquisitions	2,217,952			2,745,582
Equipment for notes payable	906,660	272,500	1,419,650	904,425
Purchase of related party note receivable in exchange for Series B Equity		250,000	250,000
Affiliate note for equipment				63,000
Preferred Series B Dividends	87,157
Conversion of note payable to common stock		50,000	50,000
Beneficial conversion feature on note payable		50,000	50,000
Forgiveness of accrued management fee	17,840,615
Relative fair value debt discount on warrant issue			440,000
Cash paid for interest	$ 171,954	$ 109,566	$ 345,147	$ 160,619